Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenues
Sales to third parties	$ 13,574,767	$ 14,386,404
Sales to related party	6,015	1,783
Total revenues	13,580,782	14,388,187
Cost of Revenue	(11,470,717)	(11,845,025)
Gross Profit	2,110,065	2,543,162
Operating expenses
Selling and distribution expenses	(142,382)	(281,213)
General and administrative expenses	(828,414)	(876,746)
Total operating expenses	(970,796)	(1,157,959)
Income from operations	1,139,269	1,386,203
Other income (expenses)
Interest income	141	451
Interest expense	(1,290,039)	(1,527,302)
Other income (expenses), net	110,966	(1,583)
Total other expenses, net	(1,178,932)	(1,528,434)
Loss before income taxes	(39,663)	(143,231)
Provision for income taxes	(24,144)	(27,860)
Net loss	(63,807)	(171,091)
Less: Net loss attributable to non-controlling interest	6,755	1,015
Net loss attributable to Farmmi, Inc.	(57,052)	(170,076)
Comprehensive income
Net loss	(63,807)	(171,091)
Other comprehensive income: foreign currency translation gain	204,790	683,614
Total comprehensive income	140,983	512,523
Comprehensive loss (income) attributable to non-controlling interest	631	(19,708)
Comprehensive income attributable to Farmmi, Inc.	$ 141,614	$ 492,815
Weighted average number of shares, basic	13,783,362	11,427,753
Weighted average number of shares, diluted	18,404,780	19,882,233
Basic loss per common share	$ 0.00	$ (0.01)
Diluted loss per common share	$ 0.00	$ (0.01)